Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Trading Symbol	TK
Entity Registrant Name	TEEKAY CORP
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31